Reserves - Summary of Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [abstract]
Accumulated comprehensive loss of investments in associates and joint ventures	₩ (516,528)	₩ (301,734)
Changes in the unrealized fair value of available-for-saleinvestments	230,190	276,143	₩ (38,294)
Currency translation differences	(372,166)	(99,264)
Gain or losses on valuation of derivatives	(136)
Others	(23,916)	(19,130)
Reserves	₩ (682,556)	₩ (143,985)